ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ACCRUED LIABILITIES
ACCRUED LIABILITIES
7.	ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	June 30,	December 31,
	2022	2021
Legal	$100,164	$171,777
Accounting	73,662	123,026
Research and development	569,335	106,845
Accrued interest	—	54,398
Other	242,872	64,047
Accrued liabilities	$986,033	$520,093

7.	ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	December 31,
	2021	2020
Legal	$171,777	$—
Accounting	123,026	29,446
Project work completed	106,845	12,736
Accrued interest	54,398	—
Annual meeting	21,479	21,671
Other	42,568	(17,652)
Accrued liabilities	$520,093	$46,201